Submission	Nov. 07, 2024
Submission [Line Items]
Central Index Key	0000719413
Registrant Name	HECLA MINING CO/DE/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES